Clawback Obligations by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Product Liability Contingency [Line Items]
Clawback obligations	[1]	$ 281,518	$ 158,691
Blackstone Holdings
Product Liability Contingency [Line Items]
Clawback obligations		174,688	98,146
Current And Former Blackstone Personnel
Product Liability Contingency [Line Items]
Clawback obligations	[2]	106,830	60,545
Real Estate Segment
Product Liability Contingency [Line Items]
Clawback obligations	[1]	235,772	130,415
Real Estate Segment | Blackstone Holdings
Product Liability Contingency [Line Items]
Clawback obligations		145,435	78,644
Real Estate Segment | Current And Former Blackstone Personnel
Product Liability Contingency [Line Items]
Clawback obligations	[2]	90,337	51,771
Private Equity Segment
Product Liability Contingency [Line Items]
Clawback obligations	[1]	45,277	27,848
Private Equity Segment | Blackstone Holdings
Product Liability Contingency [Line Items]
Clawback obligations		29,046	19,279
Private Equity Segment | Current And Former Blackstone Personnel
Product Liability Contingency [Line Items]
Clawback obligations	[2]	16,231	8,569
Credit & Insurance
Product Liability Contingency [Line Items]
Clawback obligations	[1]	469	428
Credit & Insurance | Blackstone Holdings
Product Liability Contingency [Line Items]
Clawback obligations		207	223
Credit & Insurance | Current And Former Blackstone Personnel
Product Liability Contingency [Line Items]
Clawback obligations	[2]	$ 262	$ 205

[1]	Total is a component of Due to Affiliates. See Note 18. “Related Party Transactions — Affiliate Receivables and Payables — Due to Affiliates.”
[2]	The split of clawback between Blackstone Holdings and Current and Former Personnel is based on the performance of individual investments held by a fund rather than on a fund by fund basis.